Document and Entity Information	Feb. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001697532
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 03, 2026
Entity Registrant Name	Applied Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38898
Entity Tax Identification Number	81-3405262
Entity Address, Address Line One	545 Fifth Avenue
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	220-9226
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	APLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false